Document and Entity Information	May 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 30, 2025
Registrant Name	Outset Medical, Inc.
Amendment Flag	false
Entity Central Index Key	0001484612
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39513
Entity Tax Identification Number	20-0514392
Entity Address, Address Line One	3052 Orchard Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	669
Local Phone Number	231-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	OM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false